Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	91-1422237
Plan number	001
Cost	$ 0
Participant Loan	12,219
Asset held for investment	848,872
Collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	439,096
Registered investment companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	379,666
Money markets and other cash equivalents
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	176
Common stock – Columbia Banking System, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	15,070
Self-directed brokerage accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,645
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	9.50%
Investment, Identifier [Axis]: BlackRock High Yield Bond Portfolio Class K | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 7,265
Investment, Identifier [Axis]: Cohen & Steers U.S. Realty Fund Class RS | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,284
Investment, Identifier [Axis]: Dodge & Cox Income Fund Class X | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	15,567
Investment, Identifier [Axis]: Dodge & Cox International Stock Fund Class X | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,006
Investment, Identifier [Axis]: Fidelity 500 Index Fund | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	95,122
Investment, Identifier [Axis]: Fidelity Blue Chip Growth Fund Class K6 | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	64,208
Investment, Identifier [Axis]: Fidelity Inflation-Protected Bond Index Fund | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,810
Investment, Identifier [Axis]: Fidelity Mid Cap Index Fund | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	12,951
Investment, Identifier [Axis]: Fidelity Small Cap Index Fund | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	26,225
Investment, Identifier [Axis]: Fidelity Total International Index Fund | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	17,826
Investment, Identifier [Axis]: Fidelity U.S. Bond Index Fund | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,456
Investment, Identifier [Axis]: John Hancock Small Cap Core Fund Class R6 | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,583
Investment, Identifier [Axis]: Putnam Stable Value Fund 15 | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	29,419
Investment, Identifier [Axis]: T. Rowe Price Capital Appreciation Fund I Class | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,635
Investment, Identifier [Axis]: T. Rowe Price Diversified Mid-Cap Growth Fund I Class | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	29,011
Investment, Identifier [Axis]: Vanguard International Growth Fund Admiral Shares | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,312
Investment, Identifier [Axis]: Vanguard Mid-Cap Value Index Fund Admiral Shares | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	30,181
Investment, Identifier [Axis]: Vanguard Target 2020 | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	19,158
Investment, Identifier [Axis]: Vanguard Target 2025 | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	42,978
Investment, Identifier [Axis]: Vanguard Target 2030 | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	62,053
Investment, Identifier [Axis]: Vanguard Target 2035 | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	54,889
Investment, Identifier [Axis]: Vanguard Target 2040 | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	64,582
Investment, Identifier [Axis]: Vanguard Target 2045 | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	62,899
Investment, Identifier [Axis]: Vanguard Target 2050 | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	43,415
Investment, Identifier [Axis]: Vanguard Target 2055 | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	31,753
Investment, Identifier [Axis]: Vanguard Target 2060 | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,335
Investment, Identifier [Axis]: Vanguard Target 2065 | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,469
Investment, Identifier [Axis]: Vanguard Target 2070 | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	831
Investment, Identifier [Axis]: Vanguard Target Inc | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,031
Investment, Identifier [Axis]: Vanguard Value Index Fund Institutional Shares | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 31,508